Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 139,142	$ 870,829	$ 858,027
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset)	88	200	(116)
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences (Note 6)	11,547	(2,280)	259
Cash flow hedges - effective portion of changes in fair value (Note 15)	(2,055)	1,005	(6,164)
Cash flow hedges - recycling into P&L	0	0	(25,749)
Other comprehensive income (expense), net of tax	9,580	(1,075)	(31,770)
Total comprehensive income (expense) for the period	148,722	869,754	826,257
Attributable to:
Owners of the company	170,276	869,754	826,257
Non-controlling interest	$ (21,554)	$ 0	$ 0